SHAREHOLDERS' EQUITY (Schedule Of Options Outstanding and Exercisable by Exercise Price) (Details)	12 Months Ended
Dec. 31, 2020 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	4,618,380
Weighted average remaining contractual life	6 years 8 months 26 days
Number of exercisable options outstanding	2,844,347
Weighted average remainging contractual life of options	5 years 9 months 18 days
Employee Stock Option [Member] | 0-19.79 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	451,409
Weighted average remaining contractual life	2 years 10 months 28 days
Number of exercisable options outstanding	442,098
Weighted average remainging contractual life of options	2 years 9 months 18 days
Employee Stock Option [Member] | 19.8-21.13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	586,121
Weighted average remaining contractual life	4 years 8 months 1 day
Number of exercisable options outstanding	586,121
Weighted average remainging contractual life of options	4 years 8 months 1 day
Employee Stock Option [Member] | 21.14-51.32 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	326,467
Weighted average remaining contractual life	5 years 2 months 1 day
Number of exercisable options outstanding	300,362
Weighted average remainging contractual life of options	5 years 1 month 2 days
Employee Stock Option [Member] | 51.33-56.61 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	451,958
Weighted average remaining contractual life	6 years 1 month 13 days
Number of exercisable options outstanding	404,324
Weighted average remainging contractual life of options	6 years 1 month 13 days
Employee Stock Option [Member] | 56.62-61.75 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	741,489
Weighted average remaining contractual life	7 years 1 month 13 days
Number of exercisable options outstanding	430,890
Weighted average remainging contractual life of options	7 years 1 month 13 days
Employee Stock Option [Member] | 61.76-101.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	407,639
Weighted average remaining contractual life	7 years 6 months 25 days
Number of exercisable options outstanding	218,296
Weighted average remainging contractual life of options	7 years 4 months 20 days
Employee Stock Option [Member] | 101.68-102.67 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	736,632
Weighted average remaining contractual life	8 years 1 month 13 days
Number of exercisable options outstanding	305,214
Weighted average remainging contractual life of options	8 years 1 month 13 days
Employee Stock Option [Member] | 102.68-142.09 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	266,061
Weighted average remaining contractual life	8 years 6 months 18 days
Number of exercisable options outstanding	88,162
Weighted average remainging contractual life of options	8 years 4 months 6 days
Employee Stock Option [Member] | 142.1-143.13 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	544,383
Weighted average remaining contractual life	9 years 1 month 20 days
Number of exercisable options outstanding	57,108
Weighted average remainging contractual life of options	9 years 1 month 20 days
Employee Stock Option [Member] | 143.14-286.29 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding	106,221
Weighted average remaining contractual life	9 years 6 months 3 days
Number of exercisable options outstanding	11,772
Weighted average remainging contractual life of options	9 years 21 days